SUBSEQUENT EVENTS (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	May 15, 2025	May 01, 2025	Sep. 16, 2024	Jul. 18, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 03, 2025	Mar. 02, 2025	Feb. 28, 2025
Subsequent Event [Line Items]
Face amount				$ 7,500,000						$ 450,000
Number of shares issued			9,200,000
Impairment of goodwill								$ 6,104,000
Loan And Security Agreement [Member]
Subsequent Event [Line Items]
Face amount				$ 750,000	$ 7,050,000						$ 7,050,000
Loan And Security Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Face shares				1,136,364
Number of shares issued		863,636
Price per share											$ 0.60
Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount		$ 362,727							$ 500,000	$ 450,000
Subsequent Event [Member] | Loan And Security Agreement [Member]
Subsequent Event [Line Items]
Face amount									$ 6,550,000		$ 7,050,000
Subsequent Event [Member] | Loan And Security Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Face amount	$ 6,361,000
Number of shares exchange	450,000
Outstanding principal	$ 189,000
Common stock issued	413,636
Debt converted value	$ 173,727
Price per share											$ 0.60